SUPPLEMENT DATED OCTOBER 29, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. This supplement applies to Pacific Funds ESG Core Bond only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.

Also in the Principal Investment Strategies subsection, “corporate issuers” is replaced with “issuers of corporate bonds” in the first sentence of the fifth paragraph.

Also in the Principal Investment Strategies subsection, the following is added to the end of the fifth paragraph:

In the event independent third-party ESG data is not available for an issuer, the sub-adviser may rely on its own research to determine whether an ESG exclusion applies to the security.

In the Principal Risks subsection, Limited or No ESG Metrics Risk is deleted.

Disclosure Change to the Additional Information About Principal Investment Strategies and Principal Risks section

In the Principal Investment Strategies subsection, the last sentence of the fourth paragraph is deleted.

Also in the Principal Investment Strategies subsection, “corporate issuers” is replaced with “issuers of corporate bonds” in the first sentence of the sixth paragraph.

Also in the Principal Investment Strategies subsection, the last sentence of the sixth paragraph is deleted and replaced with the following:

In the event independent third-party ESG data is not available for an issuer, the sub-adviser may rely on its own research to determine whether an ESG exclusion applies to the security.

In the Principal Risks subsection, Limited or No ESG Metrics Risk is deleted.

Form No.  PFSUP1021

SUPPLEMENT DATED OCTOBER 29, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective November 1, 2021. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF International Growth Fund (formerly named PF International Large-Cap Fund) – The disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

The Fund normally invests primarily in common stocks of foreign companies, either directly or through depositary receipts, that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the sub-adviser’s assessment of their intrinsic value. Intrinsic value, according to the sub-adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of the company’s projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The Fund may invest in common stocks of foreign companies of any size located throughout the world that are U.S. or foreign currency denominated. The sub-adviser considers foreign companies to include those organized, headquartered or that have at least 50% of their assets or derive at least 50% of their revenues or profits from operations outside of the United States. These companies may be located or have substantial operations in emerging markets, provided that the Fund will not invest more than 15% of its net assets at the time of purchase in common stocks or depositary receipts of companies organized, headquartered or with substantial operations in emerging markets. The Fund may also purchase common stocks of U.S. companies. Any income realized will be incidental to the Fund’s investment goal. Common stocks and depositary receipts are considered equity securities.

The selection of common stocks is made through a process whereby companies are identified and selected as investments by examining quantitative and fundamental aspects of the company. This is a bottom up, fundamental method of analysis. The sub-adviser may decide to sell investments given a variety of circumstances, such as when an investment no longer appears to the sub-adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the sub-adviser believes is more compelling or to realize gains or limit losses.

In the Principal Risks subsection, Equity Securities Risk, Currency Risk and Mid-Capitalization Companies Risk will be deleted and replaced with the following:

●	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

●	Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in that foreign currency.

●	Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

In the Management subsection, information regarding Thor Olsson will be deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PF International Growth Fund (formerly named PF International Large-Cap Fund) – The first two paragraphs in the Principal Investment Strategies subsection will be deleted and replaced with the following:

The Fund normally invests primarily in common stocks of foreign companies, either directly or through depositary receipts, that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the sub-adviser’s assessment of their intrinsic value. Intrinsic value, according to the sub-adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of the company’s projected future free cash flows (the cash a company generates after it accounts for cash outflows to support operations), the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The Fund may invest in common stocks of foreign companies of any size located throughout the world that are U.S. or foreign currency denominated. The sub-adviser considers foreign companies to include those organized, headquartered or that have at least 50% of their assets or derive at least 50% of their revenues or profits from operations outside of the United States. These companies may be located or have substantial operations in emerging markets, provided that the Fund will not invest more than 15% of its net assets at the time of purchase in common stocks or depositary receipts of companies organized, headquartered or with substantial operations in emerging markets. The Fund may also purchase common stocks of U.S. companies. Any income realized will be incidental to the Fund’s investment goal. Common stocks and depositary receipts are considered equity securities.

The Fund seeks to invest in companies that, in the sub-adviser’s opinion, appear to offer above average growth potential and trade at a significant discount at the time of purchase. The selection of common stocks is made through a process whereby companies are identified and selected as investments by examining quantitative and fundamental aspects of the company. This is a bottom up, fundamental method of analysis. The sub-adviser’s investment strategy is based on the principle that a shareholder’s return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The sub-adviser believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.

In the Additional Information About Principal Risks subsection, the second sentence of Equity Securities Risk is deleted and replaced with the following:

Equity securities tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

In the same subsection, the first sentence of Mid-Capitalization Companies Risk is deleted and replaced with the following:

Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

SUPPLEMENT DATED OCTOBER 29, 2021

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2021

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2021 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement will go into effect November 1, 2021. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

The PF International Growth Fund (formerly named PF International Large-Cap Fund) section will be deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: when-issued securities, including the value of the underlying obligation together with its initial payment; indexed securities; municipal obligations (including participation interests); zero coupon bonds or payment-in-kind bonds; floating and variable rate obligations, respectively; OTC common and preferred stocks, exchange-traded preferred stock, warrants and rights, securities convertible into equity securities, securities of other investment companies and REITs; and derivatives. In addition, the Fund may not enter into futures contracts or related options if, as a result, more than 10% of the Fund’s assets would be so invested.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISK

In the Derivatives section, the last paragraph will be deleted and replaced with the following:

PLFA is a member of the National Futures Association (“NFA”) and is registered with the CFTC as a commodity pool operator on behalf of the PF Multi-Asset Fund and the PF Emerging Markets Debt Fund. These Funds are each considered a commodity pool under the Commodity Exchange Act (“CEA”) and operates subject to CFTC and NFA regulation in addition to SEC regulation. For a Fund operating subject to CFTC and NFA regulation that is managed by a sub-adviser, copies of derivatives trading documentation (including trade confirmations/acknowledgements, purchase and sale statements, and monthly statements) received from a futures commission merchant, retail foreign exchange dealer or swap dealer are maintained at the offices of the sub-adviser. For a Fund managed directly by PLFA, derivatives documentation received from a futures commission merchant, retail foreign exchange dealer or swap dealer is maintained by the offices of PLFA or an eligible third-party record-keeper. All other records related to a Fund’s derivative investments are maintained at the offices of the Trust’s custodian. PLFA, on behalf of all other Funds, has claimed an exclusion from the definition of a commodity pool operator under CFTC Regulation 4.5 and, therefore, is not subject to regulation under the CEA for these Funds. In order for PLFA to claim the exclusion, these Funds are limited in their ability to invest in commodity futures, options on commodities or commodity futures and swaps. To the extent PLFA, on behalf of any Fund, becomes no longer eligible to claim an exclusion from CFTC regulation, such Fund may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exclusion from CFTC regulation, or PLFA may determine that the Fund will operate subject to CFTC regulation. If a Fund operates subject to CFTC regulation, it may incur additional expenses. If a Fund adopts substantial investment strategy changes, it may affect its performance, as well as its fees and expenses.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under ClearBridge’s portion of the table, all information regarding Thor Olsson will be deleted.

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